WARRANTS (Details 2) (USD $)	9 Months Ended
Sep. 30, 2013
Number of shares
Number of shares, granted	4,357,625
Number of shares, ending	4,357,625
Weighted average exercise price
Weighted average exercise price, granted (in dollars per share)	$ 0.29
Weighted average exercise price (in dollars per share)	$ 0.29
Weighted average remaining term	4 years 4 months 10 days